Revenues - Schedule of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 304,938,765	$ 329,479,916	$ 199,015,036
Product Sales
Revenues	280,138,505	273,202,495	167,136,099
Products Sales
Revenues	300,155,525	302,098,523	176,097,737
Products Sales | Consignment Arrangement
Revenues	20,017,020	28,896,028	8,961,638
Services
Revenues	$ 4,783,240	$ 27,381,393	$ 22,917,299